UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                         May 26, 2006 to June 26, 2006


Commission File Number of issuing entity: 333-127020-12


                 J.P. Morgan Mortgage Acquisition Corp. 2006-HE1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-127020


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       56-2566474, 56-2566476, 56-2566477
                          ----------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-HE1
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1              [   ]           [   ]           [ x ]
    A2              [   ]           [   ]           [ x ]
    A3              [   ]           [   ]           [ x ]
    A4              [   ]           [   ]           [ x ]
    M1              [   ]           [   ]           [ x ]
    M2              [   ]           [   ]           [ x ]
    M3              [   ]           [   ]           [ x ]
    M4              [   ]           [   ]           [ x ]
    M5              [   ]           [   ]           [ x ]
    M6              [   ]           [   ]           [ x ]
    M7              [   ]           [   ]           [ x ]
    M8              [   ]           [   ]           [ x ]
    M9              [   ]           [   ]           [ x ]
    M10             [   ]           [   ]           [ x ]
    M11             [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On June 26, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-HE1 Asset-Backed Pass-Through Certificates, Series 2006-HE1. The distribution report is attached as
         Exhibit 99.1 to  this Form 10-D.


PART II - OTHER INFORMATION

Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

        Statement to Certificateholders on June 26, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                      J.P. MORGAN ACCEPTANCE CORPORATION I
                                      (Depositor)

                                By:   /s/ William C. Buell
                                      ----------------------
                                      William C. Buell
                                      Vice President

                               Date:  July 10, 2006

EXHIBIT INDEX

Exhibit Number   Description

EX-99.1          Monthly report distributed to holders of J.P.Morgan Mortgage
                 Acquisition  Corp.  2006-HE1   Asset-Backed   Pass-Through
                 Certificates, Series 2006-HE1 relating to the June 26, 2006 distribution.


                                     EX-99.1
                  JP Morgan Mortgage Acquisition Corp. 2006-HE1
                                  June 26, 2006


                                Table of Contents
                                                                    Page
Distribution Report                                                   2
Factor Report                                                         3
Delinquent Mortgage Loans                                             9
Delinquency Trend Group                                              10
Bankruptcies                                                         11
Foreclosures                                                         12
REO Properties                                                       13
REO Property Scheduled Balance                                       14
Principal Payoffs by Group occurred in this Distribution             14
Realized Loss Group Report                                           15

 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Amina Marriott
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                       4 New York Plaza, Floor 6, NY1-E075
                               New York, New York
                               Tel: (212) 623-5415
                       Email: amina.marriott@jpmchase.com

                                             JP Morgan Mortgage Acquisition Corp, 2006-HE1
                                                              June 26, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                         DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         PRINCIPAL                                                        REALIZED      DEFERRED    PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1       166,827,000.00    150,880,369.54    8,038,995.98      706,958.35      8,745,954.33    0.00        0.00      142,841,373.56
A2       199,142,000.00    173,546,164.57   12,605,287.56      796,191.24     13,401,478.80    0.00        0.00      160,940,877.01
A3        62,953,000.00     62,953,000.00            0.00      294,410.20        294,410.20    0.00        0.00       62,953,000.00
A4        48,603,000.00     48,603,000.00            0.00      232,052.32        232,052.32    0.00        0.00       48,603,000.00
M1        23,226,000.00     23,226,000.00            0.00      112,955.78        112,955.78    0.00        0.00       23,226,000.00
M2        21,058,000.00     21,058,000.00            0.00      102,599.26        102,599.26    0.00        0.00       21,058,000.00
M3        13,936,000.00     13,936,000.00            0.00       68,147.04         68,147.04    0.00        0.00       13,936,000.00
M4        10,219,000.00     10,219,000.00            0.00       50,879.27         50,879.27    0.00        0.00       10,219,000.00
M5        10,219,000.00     10,219,000.00            0.00       51,060.94         51,060.94    0.00        0.00       10,219,000.00
M6         9,290,000.00      9,290,000.00            0.00       47,079.66         47,079.66    0.00        0.00        9,290,000.00
M7         8,981,000.00      8,981,000.00            0.00       50,942.23         50,942.23    0.00        0.00        8,981,000.00
M8         7,123,000.00      7,123,000.00            0.00       41,669.55         41,669.55    0.00        0.00        7,123,000.00
M9         6,503,000.00      6,503,000.00            0.00       43,533.97         43,533.97    0.00        0.00        6,503,000.00
M10        5,265,000.00      5,265,000.00            0.00       35,480.25         35,480.25    0.00        0.00        5,265,000.00
M11        6,194,000.00      6,194,000.00            0.00       41,740.68         41,740.68    0.00        0.00        6,194,000.00
P                100.00            100.00            0.00      342,653.41        342,653.41    0.00        0.00              100.00
R                  0.00              0.00            0.00            0.00              0.00    0.00        0.00                0.00
TOTALS   599,539,100.00    557,996,634.11   20,644,283.54    3,018,354.15     23,662,637.69    0.00        0.00      537,352,350.57
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                   ENDING
              FACE         NOTIONAL                                                         REALIZED      DEFERRED     NOTIONAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C      619,359,045.00   577,816,579.12         0.00           950,869.24     950,869.24       0.00         0.00      557,171,839.72
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                       BEGINNING                                                                 ENDING              PASS-THRU
CLASS        CUSIP     PRINCIPAL          PRINCIPAL          INTEREST              TOTAL        PRINCIPAL            RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1        46626LGT1     904.41217273   48.18761939          4.23767346         52.42529285     856.22455334         5.271250%
A2        46626LGD6     871.46942669   63.29798616          3.99810808         67.29609424     808.17144053         5.161250%
A3        46626LGE4   1,000.00000000    0.00000000          4.67666672          4.67666672   1,000.00000000         5.261250%
A4        46626LGF1   1,000.00000000    0.00000000          4.77444438          4.77444438   1,000.00000000         5.371250%
M1        46626LGG9   1,000.00000000    0.00000000          4.86333333          4.86333333   1,000.00000000         5.471250%
M2        46626LGH7   1,000.00000000    0.00000000          4.87222243          4.87222243   1,000.00000000         5.481250%
M3        46626LGJ3   1,000.00000000    0.00000000          4.89000000          4.89000000   1,000.00000000         5.501250%
M4        46626LGK0   1,000.00000000    0.00000000          4.97888932          4.97888932   1,000.00000000         5.601250%
M5        46626LGL8   1,000.00000000    0.00000000          4.99666699          4.99666699   1,000.00000000         5.621250%
M6        46626LGM6   1,000.00000000    0.00000000          5.06777826          5.06777826   1,000.00000000         5.701250%
M7        46626LGN4   1,000.00000000    0.00000000          5.67222247          5.67222247   1,000.00000000         6.381250%
M8        46626LGP9   1,000.00000000    0.00000000          5.85000000          5.85000000   1,000.00000000         6.581250%
M9        46626LGQ7   1,000.00000000    0.00000000          6.69444410          6.69444410   1,000.00000000         7.531250%
M10       46626LGR5   1,000.00000000    0.00000000          6.73888889          6.73888889   1,000.00000000         7.581250%
M11       46626LGS3   1,000.00000000    0.00000000          6.73888925          6.73888925   1,000.00000000         7.581250%
P            N/A      1,000.00000000    0.00000000  3,426,534.10000000  3,426,534.10000000   1,000.00000000         0.000000%
TOTALS                  930.70933007   34.43358997          5.03445755         39.46804752     896.27574010
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      CURRENT
                       BEGINNING                                                                 ENDING               PASS-THRU
CLASS        CUSIP     NOTIONAL         PRINCIPAL          INTEREST              TOTAL           NOTIONAL             RATE
-----------------------------------------------------------------------------------------------------------------------------------
C            N/A     932.92668249     0.00000000         1.53524720            1.53524720       899.59425671          0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

Principal Funds:
Scheduled Principal Payments (Total)                                                                                     283,875.13
Group 1                                                                                                                  102,356.44
Group 2                                                                                                                  181,518.69

Principal Prepayments (Total)                                                                                         20,307,721.58
Group 1                                                                                                                7,913,388.83
Group 2                                                                                                               12,394,332.75

Curtailments (Total)                                                                                                      37,566.59
Group 1                                                                                                                   17,336.28
Group 2                                                                                                                   20,230.31

Curtailment Interest Adjustments (Total)                                                                                      19.79
Group 1                                                                                                                       35.82
Group 2                                                                                                                      -16.03

Repurchase Principal (Total)                                                                                                   0.00
Group 1                                                                                                                        0.00
Group 2                                                                                                                        0.00

Substitution Amounts (Total)                                                                                                   0.00
Group 1                                                                                                                        0.00
Group 2                                                                                                                        0.00

Net Liquidation Proceeds (Total)                                                                                               0.00
Group 1                                                                                                                        0.00
Group 2                                                                                                                        0.00

Other Principal Adjustments (Total)                                                                                           -0.02
Group 1                                                                                                                       -0.01
Group 2                                                                                                                       -0.01

Non Recoverable Principal Advances (Total)                                                                                    42.16
Group 1                                                                                                                       18.00
Group 2                                                                                                                       24.16

Interest Funds:

Gross Interest                                                                                                         3,802,452.41
Group 1                                                                                                                1,318,671.61
Group 2                                                                                                                2,483,780.80

Servicing Fees                                                                                                           240,756.90
Group 1                                                                                                                   83,512.95
Group 2                                                                                                                  157,243.95

Trustee Fees                                                                                                               1,926.02
Group 1                                                                                                                      668.09
Group 2                                                                                                                    1,257.93

Custodian Fee                                                                                                                963.03
Group 1                                                                                                                      334.05
Group 2                                                                                                                      628.98

Trust Oversight Manager Fees                                                                                               7,222.71
Group 1                                                                                                                    2,505.39
Group 2                                                                                                                    4,717.32

Non Recoverable Interest Advances (Total)                                                                                    943.60
Group 1                                                                                                                      419.08
Group 2                                                                                                                      524.52

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                                                50
Group 1                                                                                                                          13
Group 2                                                                                                                          37

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected                                    10,951,308.40
Group 1                                                                                                                3,071,115.61
Group 2                                                                                                                7,880,192.79

Amount of Prepayment Penalties Collected                                                                                 342,653.41
Group 1                                                                                                                   91,986.83
Group 2                                                                                                                  250,666.58
Available Remittance Amount                                                                                           24,179,781.07

Principal Remittance Amount (Total)                                                                                   20,629,140.91
Group 1                                                                                                                8,033,099.36
Group 2                                                                                                               12,596,041.55

Interest Remittance Amount (Total)                                                                                     3,550,640.16
Group 1                                                                                                                1,231,232.05
Group 2                                                                                                                2,319,408.11

Pool Detail:
Beginning Number of Loans Outstanding                                                                                         3,340
Group 1                                                                                                                       1,308
Group 2                                                                                                                       2,032

Ending Number of Loans Outstanding                                                                                            3,246
Group 1                                                                                                                       1,273
Group 2                                                                                                                       1,973

Beginning Aggregate Loan Balance                                                                                     577,816,579.42
Group 1                                                                                                              200,431,088.85
Group 2                                                                                                              377,385,490.57

Ending Aggregate Loan Balance                                                                                        557,171,840.02
Group 1                                                                                                              192,397,971.49
Group 2                                                                                                              364,773,868.53

Current Advances                                                                                                               0.00
Group 1                                                                                                                        0.00
Group 2                                                                                                                        0.00

Aggregate Advances                                                                                                             0.00
Group 1                                                                                                                        0.00
Group 2                                                                                                                        0.00

Weighted Average Remaining Term To Maturity                                                                                  333.80
Group 1                                                                                                                      341.00
Group 2                                                                                                                      330.00

Weighted Average Net Mortgage Rate                                                                                         7.37587%
Group 1                                                                                                                    7.37401%
Group 2                                                                                                                    7.37686%


        Delinquent Mortgage Loans
        Group 1
        Category            Number       Principal Balance        Percentage
        1 Month               20             3,848,459.17            2.00%
        2 Month               6                878,694.06            0.46%
        3 Month               1                 47,876.80            0.02%
        Total                 27             4,775,030.03            2.48%

        Delinquent Mortgage Loans
        Group 2
        Category            Number       Principal Balance        Percentage
        1 Month               42             6,651,561.00            1.82%
        2 Month               13             3,393,008.34            0.93%
        3 Month               6                584,332.77            0.16%
        Total                 61            10,628,902.11            2.91%

        * Delinquent Bankruptcies and Foreclosures are not included in the table above.


        Bankruptcies
        Group Number   Number of Loans      Principal Balance       Percentage
              1               1               205,249.67               0.11%
              2               3               606,106.38               0.17%
        Total                 4               811,356.05               0.15%


Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                                      0
Principal Balance of Bankruptcy Loans that are Current                                                                        0.00
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                           0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                             0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                          1
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                                      205,249.67
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                         0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                                           0.00
Total Number of Bankruptcy Loans                                                                                                 1
Total Principal Balance of Bankruptcy Loans                                                                             205,249.67

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                                      3
Principal Balance of Bankruptcy Loans that are Current                                                                  606,106.38
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                           0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                             0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                          0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                                            0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                         0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                                           0.00
Total Number of Bankruptcy Loans                                                                                                 3
Total Principal Balance of Bankruptcy Loans                                                                             606,106.38


        Foreclosures
        Group Number   Number of Loans     Principal Balance     Percentage
              1               4                818,718.58            0.43%
              2               13             3,240,923.54            0.89%
        Total                 17             4,059,642.12            0.73%


Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                                     0
Principal Balance of Foreclosure Loans that are Current                                                                       0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                          0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                                            0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                                         0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                                           0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                                                        4
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                                    818,718.58
Total Number of Foreclosure Loans                                                                                                4
Total Principal Balance of Foreclosure Loans                                                                            818,718.58

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                                     0
Principal Balance of Foreclosure Loans that are Current                                                                       0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                          2
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                                      663,609.60
Number of Foreclosure Loans that are 2 Months Delinquent                                                                         1
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                                     111,664.02
Number of Foreclosure Loans that are 3+ Months Delinquent                                                                       10
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                                  2,465,649.92
Total Number of Foreclosure Loans                                                                                               13
Total Principal Balance of Foreclosure Loans                                                                          3,240,923.54

        REO Properties
        Group Number         Number of Loans    Principal Balance      Percentage
              1                     0                  0.00              0.00%
              2                     0                  0.00              0.00%
        Total                       0                  0.00              0.00%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                                                             0
Principal Balance of REO Loans that are Current                                                                               0.00
Number of REO Loans that are 1 Month Delinquent                                                                                  0
Principal Balance of REO Loans that are 1 Month Delinquent                                                                    0.00
Number of REO Loans that are 2 Months Delinquent                                                                                 0
Principal Balance of REO Loans that are 2 Months Delinquent                                                                   0.00
Number of REO Loans that are 3+ Months Delinquent                                                                                0
Principal Balance of REO Loans that are 3+ Months Delinquent                                                                  0.00
Total Number of REO Loans                                                                                                        0
Total Principal Balance of REO Loans                                                                                          0.00

Group 2 REO Reporting:
Number of REO Loans that are Current                                                                                             0
Principal Balance of REO Loans that are Current                                                                               0.00
Number of REO Loans that are 1 Month Delinquent                                                                                  0
Principal Balance of REO Loans that are 1 Month Delinquent                                                                    0.00
Number of REO Loans that are 2 Months Delinquent                                                                                 0
Principal Balance of REO Loans that are 2 Months Delinquent                                                                   0.00
Number of REO Loans that are 3+ Months Delinquent                                                                                0
Principal Balance of REO Loans that are 3+ Months Delinquent                                                                  0.00
Total Number of REO Loans                                                                                                        0
Total Principal Balance of REO Loans                                                                                          0.00


        REO Property Scheduled Balance
        Group Number        Loan Number     REO Date     Schedule Principal Balance
                                                                   0.00
        Total                                                      0.00


        Principal Payoffs by Group occurred in this Distribution
        Group Number      Number of Loans      Principal Balance       Percentage
              1                  0                7,913,388.83           4.11%
              2                  0               12,409,889.08           3.40%
        Total                    0               20,323,277.91           3.65%


        Realized Loss Group Report
        Group Number     Current Loss    Cumulative Loss       Ending Balance    Balance of          Net Liquidation
                                                                                Liquidated Loans         Proceeds
        1                      0.00              0.00         192,397,971.49         0.00                 0.00
        2                 15,556.33         15,556.33         364,773,868.53         0.00                 0.00
        TOTAL             15,556.33         15,556.33         557,171,840.02         0.00                 0.00


Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                                            15,556.33
Group 1                                                                                                                        0.00
Group 2                                                                                                                   15,556.33

Cumulative Realized Losses - Reduced by Recoveries                                                                        15,556.33
Group 1                                                                                                                        0.00
Group 2                                                                                                                   15,556.33

Current Applied Losses                                                                                                         0.00
Cumulative Applied Losses                                                                                                      0.00

Trigger Event                                                                                                                   YES
TEST I - Trigger Event Occurrence                                                                                                NO
(Is Delinquency Percentage > 37.00% of of Senior Enhancement Percentage ?)
Delinquency Percentage                                                                                                     1.64560%
37.00% of Senior Enhancement Percentage                                                                                    9.41770%
OR
TEST II - Trigger Event Occurrence                                                                                              YES
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                                                       0.00251%
Required Cumulative Loss %                                                                                                 0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                                                                 19,819,489.45
Ending Overcollateralization Amount                                                                                   19,819,489.45
Ending Overcollateralization Deficiency                                                                                        0.00
Overcollateralization Release Amount                                                                                           0.00
Monthly Excess Interest                                                                                                  885,289.84
Payment to Class C                                                                                                       950,869.24
Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occurred This Period                                                                              0.00
Class A-1                                                                                                                      0.00
Class A-2                                                                                                                      0.00
Class A-3                                                                                                                      0.00
Class A-4                                                                                                                      0.00
Class M-1                                                                                                                      0.00
Class M-2                                                                                                                      0.00
Class M-3                                                                                                                      0.00
Class M-4                                                                                                                      0.00
Class M-5                                                                                                                      0.00
Class M-6                                                                                                                      0.00
Class M-7                                                                                                                      0.00
Class M-8                                                                                                                      0.00
Class M-9                                                                                                                      0.00
Class M-10                                                                                                                     0.00
Class M-11                                                                                                                     0.00

Interest Carryforward Amount Paid This Period                                                                                  0.00
Class A-1                                                                                                                      0.00
Class A-2                                                                                                                      0.00
Class A-3                                                                                                                      0.00
Class A-4                                                                                                                      0.00
Class M-1                                                                                                                      0.00
Class M-2                                                                                                                      0.00
Class M-3                                                                                                                      0.00
Class M-4                                                                                                                      0.00
Class M-5                                                                                                                      0.00
Class M-6                                                                                                                      0.00
Class M-7                                                                                                                      0.00
Class M-8                                                                                                                      0.00
Class M-9                                                                                                                      0.00
Class M-10                                                                                                                     0.00
Class M-11                                                                                                                     0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                                                      0.00
Class A-2                                                                                                                      0.00
Class A-3                                                                                                                      0.00
Class A-4                                                                                                                      0.00
Class M-1                                                                                                                      0.00
Class M-2                                                                                                                      0.00
Class M-3                                                                                                                      0.00
Class M-4                                                                                                                      0.00
Class M-5                                                                                                                      0.00
Class M-6                                                                                                                      0.00
Class M-7                                                                                                                      0.00
Class M-8                                                                                                                      0.00
Class M-9                                                                                                                      0.00
Class M-10                                                                                                                     0.00
Class M-11                                                                                                                     0.00

Swap Account:
Net Swap Payment Due                                                                                                           0.00
Net Swap Payment Paid                                                                                                          0.00
Net Swap Receipt Due                                                                                                      91,072.44

Beginning Balance                                                                                                              0.00
Additions to the Swap Account                                                                                             91,072.44
Withdrawals from the Swap Account                                                                                         91,072.44
Ending Balance                                                                                                                 0.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                                          1,000.00
Additions to the Basis Risk Reserve Fund                                                                                  10,350.41
Dividend Earnings on the Basis Risk Reserve Fund                                                                               0.00
Withdrawals from the Basis Risk Reserve Fund                                                                              10,350.41
Ending Balance                                                                                                             1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occurred This Period
Class A-1                                                                                                                      0.00
Class A-2                                                                                                                      0.00
Class A-3                                                                                                                      0.00
Class A-4                                                                                                                      0.00
Class M-1                                                                                                                      0.00
Class M-2                                                                                                                      0.00
Class M-3                                                                                                                      0.00
Class M-4                                                                                                                      0.00
Class M-5                                                                                                                      0.00
Class M-6                                                                                                                      0.00
Class M-7                                                                                                                      0.00
Class M-8                                                                                                                      0.00
Class M-9                                                                                                                  3,562.90
Class M-10                                                                                                                 3,118.62
Class M-11                                                                                                                 3,668.89

Interest Carryover Amount Paid This Period
Class A-1                                                                                                                      0.00
Class A-2                                                                                                                      0.00
Class A-3                                                                                                                      0.00
Class A-4                                                                                                                      0.00
Class M-1                                                                                                                      0.00
Class M-2                                                                                                                      0.00
Class M-3                                                                                                                      0.00
Class M-4                                                                                                                      0.00
Class M-5                                                                                                                      0.00
Class M-6                                                                                                                      0.00
Class M-7                                                                                                                      0.00
Class M-8                                                                                                                      0.00
Class M-9                                                                                                                  3,562.90
Class M-10                                                                                                                 3,118.62
Class M-11                                                                                                                 3,668.89

Remaining Interest Carryover Amount
Class A-1                                                                                                                      0.00
Class A-2                                                                                                                      0.00
Class M-1                                                                                                                      0.00
Class A-3                                                                                                                      0.00
Class A-4                                                                                                                      0.00
Class M-2                                                                                                                      0.00
Class M-3                                                                                                                      0.00
Class M-4                                                                                                                      0.00
Class M-5                                                                                                                      0.00
Class M-6                                                                                                                      0.00
Class M-7                                                                                                                      0.00
Class M-8                                                                                                                      0.00
Class M-9                                                                                                                      0.00
Class M-10                                                                                                                     0.00
Class M-11                                                                                                                     0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occurred this distribution                                                                 0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                                           0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                                           0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                                           0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                                          0.00
Prepayment Interest Shortfall Allocated to Class M-11                                                                          0.00
Prepayment Interest Shortfall Allocated to Class C                                                                             0.00

Total Relief Act Interest Shortfall occurred this distribution                                                                 0.00

Relief Act Interest Shortfall Allocated to Class A-1                                                                           0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                                           0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                                           0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                                          0.00
Relief Act Interest Shortfall Allocated to Class M-11                                                                          0.00
Relief Act Interest Shortfall Allocated to Class C                                                                             0.00

Available Net Funds Cap to Libor Certificates                                                                              6.914879

One-Month LIBOR for Such Distribution Date                                                                                 5.081250

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                                                  5.271250
Class A-2                                                                                                                  5.161250
Class A-3                                                                                                                  5.261250
Class A-4                                                                                                                  5.371250
Class M-1                                                                                                                  5.471250
Class M-2                                                                                                                  5.481250
Class M-3                                                                                                                  5.501250
Class M-4                                                                                                                  5.601250
Class M-5                                                                                                                  5.621250
Class M-6                                                                                                                  5.701250
Class M-7                                                                                                                  6.381250
Class M-8                                                                                                                  6.581250
Class M-9                                                                                                                  7.531250
Class M-10                                                                                                                 7.581250
Class M-11                                                                                                                 7.581250

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                                                      0.00
Class M-2                                                                                                                      0.00
Class M-3                                                                                                                      0.00
Class M-4                                                                                                                      0.00
Class M-5                                                                                                                      0.00
Class M-6                                                                                                                      0.00
Class M-7                                                                                                                      0.00
Class M-8                                                                                                                      0.00
Class M-9                                                                                                                      0.00
Class M-10                                                                                                                     0.00
Class M-11                                                                                                                     0.00

Deferred Amount Paid This Period                                                                                               0.00
Class M-1                                                                                                                      0.00
Class M-2                                                                                                                      0.00
Class M-3                                                                                                                      0.00
Class M-4                                                                                                                      0.00
Class M-5                                                                                                                      0.00
Class M-6                                                                                                                      0.00
Class M-7                                                                                                                      0.00
Class M-8                                                                                                                      0.00
Class M-9                                                                                                                      0.00
Class M-10                                                                                                                     0.00
Class M-11                                                                                                                     0.00

Deferred Amount Occurred This Period                                                                                           0.00
Class M-1                                                                                                                      0.00
Class M-2                                                                                                                      0.00
Class M-3                                                                                                                      0.00
Class M-4                                                                                                                      0.00
Class M-5                                                                                                                      0.00
Class M-6                                                                                                                      0.00
Class M-7                                                                                                                      0.00
Class M-8                                                                                                                      0.00
Class M-9                                                                                                                      0.00
Class M-10                                                                                                                     0.00
Class M-11                                                                                                                     0.00

Remaining Deferred Amount
Class M-1                                                                                                                      0.00
Class M-2                                                                                                                      0.00
Class M-3                                                                                                                      0.00
Class M-4                                                                                                                      0.00
Class M-5                                                                                                                      0.00
Class M-6                                                                                                                      0.00
Class M-7                                                                                                                      0.00
Class M-8                                                                                                                      0.00
Class M-9                                                                                                                      0.00
Class M-10                                                                                                                     0.00
Class M-11                                                                                                                     0.00


Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.